Putnam Multi-Asset Income Fund*
The fund's portfolio
5/31/22 (Unaudited)
* Effective July 12, 2022, the fund changed its name from Putnam Income Strategies Fund.

COMMON STOCKS (30.3%)(a)
	Shares	Value
Basic materials (0.9%)
Alcoa Corp.	87	$5,370
Archer-Daniels-Midland Co.	60	5,449
Avery Dennison Corp.	71	12,252
Celanese Corp.	37	5,791
CF Industries Holdings, Inc.	56	5,531
Corteva, Inc.	796	49,846
Dow, Inc.	93	6,322
DuPont de Nemours, Inc.	404	27,411
Eastman Chemical Co.	53	5,838
Freeport-McMoRan, Inc. (Indonesia)	142	5,549
LyondellBasell Industries NV Class A	51	5,827
Olin Corp.	112	7,368
WestRock Co.	127	6,158
Weyerhaeuser Co.(R)	602	23,791

		172,503
Capital goods (1.7%)
A.O. Smith Corp.	90	5,411
Acuity Brands, Inc.	32	5,601
AGCO Corp.	43	5,510
Allegion PLC (Ireland)	46	5,136
Allison Transmission Holdings, Inc.	149	5,961
Axon Enterprise, Inc.(NON)	47	4,764
Carrier Global Corp.	139	5,464
Caterpillar, Inc.	27	5,828
Clean Harbors, Inc.(NON)	61	5,697
Crown Holdings, Inc.	51	5,326
Cummins, Inc.	28	5,855
Deere & Co.	14	5,009
Donaldson Co., Inc.	102	5,333
Dover Corp.	37	4,955
Eaton Corp. PLC	38	5,267
Emerson Electric Co.	109	9,664
Fortive Corp.	517	31,935
General Dynamics Corp.	184	41,383
Graco, Inc.	85	5,381
HEICO Corp.	42	6,008
Honeywell International, Inc.	91	17,619
Johnson Controls International PLC	282	15,372
Lockheed Martin Corp.	86	37,849
Nordson Corp.	41	8,933
Otis Worldwide Corp.	77	5,729
Parker Hannifin Corp.	20	5,443
Republic Services, Inc.	191	25,563
Textron, Inc.	216	14,103
Toro Co. (The)	68	5,609
Waste Management, Inc.	35	5,548

		317,256
Communication services (0.8%)
American Tower Corp.(R)	30	7,684
AT&T, Inc.	2,285	48,648
Comcast Corp. Class A	445	19,705
Crown Castle International Corp.(R)	183	34,706
Verizon Communications, Inc.	797	40,878

		151,621
Conglomerates (0.2%)
3M Co.	39	5,822
AMETEK, Inc.	253	30,732
General Electric Co.	69	5,402

		41,956
Consumer cyclicals (4.0%)
Amazon.com, Inc.(NON)	67	161,081
AutoZone, Inc.(NON)	25	51,491
Booking Holdings, Inc.(NON)	31	69,550
Boyd Gaming Corp.	86	5,054
Cintas Corp.	16	6,373
Dolby Laboratories, Inc. Class A	71	5,511
Expedia Group, Inc.(NON)	31	4,009
FactSet Research Systems, Inc.	13	4,963
FleetCor Technologies, Inc.(NON)	24	5,971
Ford Motor Co.	2,961	40,506
Gartner, Inc.(NON)	120	31,488
Genuine Parts Co.	101	13,810
Home Depot, Inc. (The)	18	5,450
Interpublic Group of Cos., Inc. (The)	168	5,415
Lowe's Cos., Inc.	28	5,468
Marriott International, Inc./MD Class A(NON)	31	5,319
Mastercard, Inc. Class A	8	2,863
New York Times Co. (The) Class A	143	4,932
News Corp. Class A	268	4,663
O'Reilly Automotive, Inc.(NON)	74	47,151
PayPal Holdings, Inc.(NON)	67	5,709
Rivian Automotive, Inc. Class A(NON)	182	5,715
Tapestry, Inc.	175	6,038
Target Corp.	256	41,441
Terminix Global Holdings, Inc.(NON)	131	5,687
Tesla, Inc.(NON)	82	62,177
Toll Brothers, Inc.	119	6,006
Travel + Leisure Co.	104	5,315
Vail Resorts, Inc.	23	5,801
Walmart, Inc.	592	76,149
Walt Disney Co. (The)(NON)	46	5,080
Warner Bros Discovery, Inc.(NON)	270	4,982
Wyndham Hotels & Resorts, Inc.	84	6,731

		717,899
Consumer staples (1.9%)
Coca-Cola Co. (The)	966	61,225
Colgate-Palmolive Co.	664	52,330
Copart, Inc.(NON)	48	5,497
Costco Wholesale Corp.	12	5,595
DoorDash, Inc. Class A(NON)	64	4,922
Hershey Co. (The)	28	5,928
Keurig Dr Pepper, Inc.	151	5,246
ManpowerGroup, Inc.	76	6,810
McDonald's Corp.	24	6,053
Netflix, Inc.(NON)	13	2,567
PepsiCo, Inc.	86	14,427
Philip Morris International, Inc.	671	71,294
Procter & Gamble Co. (The)	410	60,631
Starbucks Corp.	205	16,093
Tyson Foods, Inc. Class A	75	6,721
Uber Technologies, Inc.(NON)	178	4,130
Ulta Beauty, Inc.(NON)	15	6,347
Wendy's Co. (The)	274	5,107

		340,923
Energy (1.4%)
APA Corp.	188	8,838
Cheniere Energy, Inc.	42	5,744
Chevron Corp.	248	43,316
ConocoPhillips	62	6,966
Exxon Mobil Corp.	538	51,648
Halliburton Co.	541	21,911
Marathon Oil Corp.	1,323	41,582
Marathon Petroleum Corp.	183	18,628
Occidental Petroleum Corp.	98	6,792
Phillips 66	68	6,855
Schlumberger, Ltd.	138	6,342
Targa Resources Corp.	301	21,678
Valero Energy Corp.	61	7,906

		248,206
Financials (4.3%)
Allstate Corp. (The)	43	5,878
Ally Financial, Inc.	613	26,997
American Campus Communities, Inc.(R)	108	7,020
American Financial Group, Inc.	40	5,652
American International Group, Inc.	95	5,575
Ameriprise Financial, Inc.	128	35,363
Apartment Income REIT Corp.(R)	113	5,069
Apollo Global Management, Inc.	114	6,571
Arch Capital Group, Ltd.(NON)	63	2,990
AvalonBay Communities, Inc.(R)	22	4,575
Axis Capital Holdings, Ltd.	103	6,033
Berkshire Hathaway, Inc. Class B(NON)	50	15,799
BlackRock, Inc.	8	5,353
Blackstone, Inc.	52	6,125
Brixmor Property Group, Inc.(R)	215	5,242
Camden Property Trust(R)	34	4,879
Capital One Financial Corp.	52	6,649
Carlyle Group, Inc. (The)	156	6,011
CBRE Group, Inc. Class A(NON)	270	22,367
Chubb, Ltd.	27	5,705
Citigroup, Inc.	1,213	64,786
CubeSmart(R)	378	16,832
Discover Financial Services	53	6,015
Duke Realty Corp.(R)	95	5,019
East West Bancorp, Inc.	201	14,782
Equitable Holdings, Inc.	867	26,365
Equity Lifestyle Properties, Inc.(R)	80	6,056
Evercore, Inc. Class A	51	5,824
Everest Re Group, Ltd.	20	5,650
Extra Space Storage, Inc.(R)	30	5,346
Fifth Third Bancorp	148	5,836
First Industrial Realty Trust, Inc.(R)	91	4,837
Gaming and Leisure Properties, Inc.(R)	212	9,926
Goldman Sachs Group, Inc. (The)	224	73,214
Invitation Homes, Inc.(R)	135	5,092
Jones Lang LaSalle, Inc.(NON)	27	5,328
JPMorgan Chase & Co.	902	119,271
Lamar Advertising Co. Class A(R)	53	5,191
Life Storage, Inc.(R)	127	14,829
Marsh & McLennan Cos., Inc.	40	6,398
MetLife, Inc.	799	53,845
MGIC Investment Corp.	426	5,934
New Residential Investment Corp.(R)	555	6,272
Old Republic International Corp.	227	5,430
OneMain Holdings, Inc.	129	5,684
PNC Financial Services Group, Inc. (The)	30	5,262
Popular, Inc. (Puerto Rico)	71	5,801
Prologis, Inc.(R)	41	5,227
Public Storage(R)	20	6,613
Reinsurance Group of America, Inc.	50	6,293
SEI Investments Co.	99	5,785
Simon Property Group, Inc.(R)	46	5,274
SLM Corp.	396	7,758
Starwood Property Trust, Inc.(R)	247	5,901
SVB Financial Group(NON)	11	5,374
Synchrony Financial	311	11,519
Unum Group	253	9,222
Virtu Financial, Inc. Class A	168	4,390
W.R. Berkley Corp.	144	10,243
Wells Fargo & Co.	127	5,813
Wintrust Financial Corp.	31	2,709

		776,799
Health care (4.2%)
Abbott Laboratories	665	78,111
AbbVie, Inc.	360	53,053
ABIOMED, Inc.(NON)	20	5,274
AmerisourceBergen Corp.	42	6,501
Amgen, Inc.	21	5,392
Anthem, Inc.	14	7,135
Baxter International, Inc.	76	5,780
Bio-Rad Laboratories, Inc. Class A(NON)	11	5,916
Boston Scientific Corp.(NON)	139	5,700
Bristol-Myers Squibb Co.	283	21,352
Cardinal Health, Inc.	96	5,407
Cigna Corp.	27	7,244
CVS Health Corp.	55	5,321
Edwards Lifesciences Corp.(NON)	267	26,927
Eli Lilly and Co.	236	73,972
Exelixis, Inc.(NON)	276	5,059
Hologic, Inc.(NON)	165	12,420
Humana, Inc.	13	5,905
IDEXX Laboratories, Inc.(NON)	12	4,699
Illumina, Inc.(NON)	17	4,071
Incyte Corp.(NON)	70	5,312
Intuitive Surgical, Inc.(NON)	23	5,236
IQVIA Holdings, Inc.(NON)	44	9,471
Johnson & Johnson	31	5,565
Laboratory Corp. of America Holdings(NON)	37	9,129
Masimo Corp.(NON)	47	6,600
McKesson Corp.	98	32,212
Medtronic PLC	338	33,851
Merck & Co., Inc.	1,187	109,240
Moderna, Inc.(NON)	131	19,038
Molina Healthcare, Inc.(NON)	55	15,962
Novavax, Inc.(NON)	120	6,640
Pfizer, Inc.	780	41,371
QuidelOrtho Corp.(NON)	57	5,417
Regeneron Pharmaceuticals, Inc.(NON)	9	5,983
Service Corp. International	84	5,883
Teleflex, Inc.	16	4,604
UnitedHealth Group, Inc.	39	19,374
Vertex Pharmaceuticals, Inc.(NON)	254	68,237

		754,364
Technology (9.6%)
Accenture PLC Class A	316	94,313
Adobe, Inc.(NON)	140	58,307
Advanced Micro Devices, Inc.(NON)	64	6,519
Agilent Technologies, Inc.	166	21,175
Alphabet, Inc. Class A(NON)	101	229,799
Apple, Inc.	2,458	365,849
Applied Materials, Inc.	161	18,884
Atlassian Corp PLC Class A (Australia)(NON)	111	19,683
Autodesk, Inc.(NON)	31	6,440
Cadence Design Systems, Inc.(NON)	269	41,353
Ciena Corp.(NON)	101	5,133
Cisco Systems, Inc./Delaware	1,168	52,618
DocuSign, Inc.(NON)	68	5,706
Dropbox, Inc. Class A(NON)	255	5,314
DXC Technology Co.(NON)	192	6,762
eBay, Inc.	106	5,159
Electronic Arts, Inc.	47	6,517
Fidelity National Information Services, Inc.	61	6,375
Fortinet, Inc.(NON)	18	5,295
Garmin, Ltd.	77	8,133
GoDaddy, Inc. Class A(NON)	65	4,878
Intel Corp.	122	5,419
Intuit, Inc.	177	73,359
KLA Corp.	17	6,202
Lam Research Corp.	12	6,240
Manhattan Associates, Inc.(NON)	62	7,498
Meta Platforms, Inc. Class A(NON)	193	37,373
Microsoft Corp.	897	243,867
Monolithic Power Systems, Inc.	14	6,305
Nutanix, Inc. Class A(NON)	222	3,596
NVIDIA Corp.	625	116,700
Palo Alto Networks, Inc.(NON)	9	4,525
Pinterest, Inc. Class A(NON)	1,102	21,654
Pure Storage, Inc. Class A(NON)	747	17,726
Qualcomm, Inc.	601	86,075
Roku, Inc.(NON)	59	5,599
Roper Technologies, Inc.	12	5,309
ServiceNow, Inc.(NON)	13	6,077
Snowflake, Inc. Class A(NON)	198	25,275
Spotify Technology SA (Sweden)(NON)	50	5,639
SS&C Technologies Holdings, Inc.	84	5,375
Synopsys, Inc.(NON)	165	52,668
Workday, Inc. Class A(NON)	26	4,064
Zebra Technologies Corp. Class A(NON)	31	10,484

		1,731,241
Transportation (0.3%)
CSX Corp.	1,474	46,858
Union Pacific Corp.	25	5,495
United Parcel Service, Inc. Class B	34	6,197

		58,550
Utilities and power (1.0%)
AES Corp. (The)	1,032	22,745
Ameren Corp.	55	5,235
American Electric Power Co., Inc.	405	41,322
Constellation Energy Corp.	115	7,139
DTE Energy Co.	43	5,707
Duke Energy Corp.	60	6,751
Edison International	82	5,733
Eversource Energy	63	5,816
Exelon Corp.	111	5,456
FirstEnergy Corp.	125	5,370
Kinder Morgan, Inc.	945	18,607
NiSource, Inc.	194	6,101
NRG Energy, Inc.	243	11,188
PPL Corp.	109	3,290
Southern Co. (The)	75	5,675
Vistra Corp.	270	7,120
WEC Energy Group, Inc.	56	5,884
Xcel Energy, Inc.	85	6,395

		175,534

Total common stocks (cost $5,669,234)		$5,486,852

COMMODITY LINKED NOTES (0.7%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2023 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$89,000	$124,591

Total commodity Linked Notes (cost $89,000)		$124,591

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	32	$13,214
SPDR S&P MidCap 400 ETF Trust	4	1,837

Total investment companies (cost $16,415)		$15,051

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
S&P 500 Index (Put)	Jun-22/3500.00	$1,793,353	$434	$976

Total purchased options outstanding (cost $11,979)				$976

SHORT-TERM INVESTMENTS (69.1%)(a)
		Principal amount/shares	Value
Interest in $491,698,000 joint tri-party repurchase agreement dated 5/31/2022 with BofA Securities, Inc. due 6/1/2022 - maturity value of $11,245,250 for an effective yield of 0.800% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 5.970% and due dates ranging from 10/1/2028 to 5/1/2052, valued at $501,531,961)		$11,245,000	$11,245,000
Putnam Short Term Investment Fund Class P 0.83%(AFF)	Shares	975,000	975,000
U.S. Treasury Bills 0.691%, 6/28/22(SEG)		$300,000	299,839

Total short-term investments (cost $12,519,847)			$12,519,839
TOTAL INVESTMENTS

Total investments (cost $18,306,475)			$18,147,309

FUTURES CONTRACTS OUTSTANDING at 5/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	5	$509,468	$509,250	Jun-22	$7,895
Russell 2000 Index E-Mini (Long)	2	186,404	186,190	Jun-22	(14,522)
S&P 500 Index E-Mini (Short)	4	826,430	826,250	Jun-22	37,139

Unrealized appreciation					45,034

Unrealized (depreciation)					(14,522)

Total					$30,512

WRITTEN OPTIONS OUTSTANDING at 5/31/22 (premiums $42,662) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
S&P 500 Index (Put)	Jun-22/4000.00	$1,793,353	$434	$18,772

Total				$18,772

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$5,452,474	$5,451,420	$—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	$974
929,754	929,574	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	503
567,022	566,912	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	(819)
533,491	533,388	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	265
399,471	399,394	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	216
208,739	208,699	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	113
198,183	198,145	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	99
181,314	181,279	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	90
144,576	144,548	—	9/28/22	(Secured Overnight Financing Rate plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	87
1,725,367	1,725,150	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	3,141
279,319	279,284	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	822
215,075	215,048	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	(4)
160,928	160,908	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	467
120,855	120,840	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	356
75,773	75,764	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	227
67,663	67,655	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	199
60,110	60,102	—	9/28/22	(Secured Overnight Financing Rate plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	174

Upfront premium received		—	Unrealized appreciation			7,733

Upfront premium (paid)		—	Unrealized (depreciation)			(823)

Total		$—			Total	$6,910

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,112,686.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$911,140	$911,140	$7	$—
	Putnam Short Term Investment Fund**	9,893,170	1,500,000	10,418,170	4,876	975,000

	Total Short-term investments	$9,893,170	$2,411,140	$11,329,310	$4,883	$975,000
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $125,937.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $2,005 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $11,469,900 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $17,796 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$172,503	$—	$—
Capital goods	317,256	—	—
Communication services	151,621	—	—
Conglomerates	41,956	—	—
Consumer cyclicals	717,899	—	—
Consumer staples	340,923	—	—
Energy	248,206	—	—
Financials	776,799	—	—
Health care	754,364	—	—
Technology	1,731,241	—	—
Transportation	58,550	—	—
Utilities and power	175,534	—	—

Total common stocks	5,486,852	—	—
Commodity linked notes	—	124,591	—
Investment companies	15,051	—	—
Purchased options outstanding	—	976	—
Short-term investments	—	12,519,839	—

Totals by level	$5,501,903	$12,645,406	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$30,512	$—	$—
Written options outstanding	—	(18,772)	—
Total return swap contracts	—	6,910	—

Totals by level	$30,512	$(11,862)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$100
Written equity option contracts (contract amount)	$100
Futures contracts (number of contracts)	20
OTC total return swap contracts (notional)	$11,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com